UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
"                Washington, D.C.  20549"

                       Form 13F

                 Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here is Amendment [     ];  Amendment Number: ________
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
             				 entries.
Institutional Investment Manager Filing this Report:

Name:	  McKEE INVESTMENT MANAGEMENT COMPANY
Address:   345 California Street Suite 1175
               San Francisco, CA  94104

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien
Title:       President
Phone:      415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien  San Francisco, California   July 21, 1999

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $116,121
			               (thousands)

List of Other Included Managers:
None

                                        FORM 13F INFORMATION TABLE
      Item 1:        Item 2: Item 3: Item 4:  Item 5:  Item 6:  Item 7:   Item 8:
                     Title of        Mkt Val  Shares/  SH/ Invt  Other Voting Auth (Shs)
Name of Issuer       Class   CUSIP   (x$1000) Prin Amt PR  Discr Mgrs  Sole Share None

American Electric Pwr COM  025537101     661   17600 SH  SOLE              0   0  17600
AGL Resources         COM  001204106     170    9200 SH  SOLE              0   0   9200
Ameren Corporatio     COM  023608102    2686   70000 SH  SOLE              0   0  70000
Constellation Energy  COM  210371100     741   25000 SH  SOLE              0   0  25000
Carolina Power & Lt   COM  144141108    1713   40000 SH  SOLE              0   0  40000
Central & Southwest   COM  152357109    1403   60000 SH  SOLE              0   0  60000
CINergy               COM  172474108    4160  130000 SH  SOLE          40000   0  90000
Conectiv Inc.         COM  206829103    2285   93500 SH  SOLE              0   0  93500
Conectiv Inc. Cl. A   COM  206829202     263    6250 SH  SOLE              0   0   6250
Consolidated Edison   COM  209111103    2941   65000 SH  SOLE              0   0  65000
DPL Inc.              COM  233293109    2775  150000 SH  SOLE              0   0 150000
DQE, Inc.             COM  23329J104    3611   90000 SH  SOLE              0   0  90000
Dominion Resources    COM  257470104    2685   62000 SH  SOLE              0   0  62000
Duke Energy           COM  264399106    6220  114250 SH  SOLE          64250   0  50000
Edison International  COM  281020107    2461   92000 SH  SOLE              0   0  92000
Energy East Corp.     COM  29266M109     978   37600 SH  SOLE              0   0  37600
Entergy Corp.         COM  29364G103     234   75000 SH  SOLE              0   0  75000
FPL Group Inc.        COM  302571104    1912   35000 SH  SOLE              0   0  35000
GTE Corp.             COM  362320103     755   10000 SH  SOLE              0   0  10000
GPU Inc.              COM  36225X100    9189  217800 SH  SOLE         157800   0  60000
Hawaiian Electric     COM  419870100     497   14000 SH  SOLE              0   0  14000
Illinova Corporation  COM  452317100     681   25000 SH  SOLE              0   0  25000
Inter'l Business Mach COM  459200101    7755   60000 SH  SOLE              0   0  60000
IPALCO Enterprises    COM  462613100    2543  120000 SH  SOLE              0   0 120000
Kansas City Pwr & Lt  COM  485134100    6773  265600 SH  SOLE         189600   0  76000
LGE Energy            COM  501917108    1260   60000 SH  SOLE              0   0  60000
NiSOURCE              COM  65473P105   10751  416500 SH  SOLE         266500   0 150000
New Century Energies  COM  64352U103    8752  225500 SH  SOLE         205500   0  20000
New England Electric  COM  644001109    2757   55000 SH  SOLE              0   0  55000
Northeast Utilities   COM  664397106     715   40000 SH  SOLE              0   0  40000
Northern States Power COM  665772109     726   30000 SH  SOLE              0   0  30000


  COLUMN TOTALS                        93163 2711800



Page 2   of  2   FORM 13F     Name of  Reporting Manager:    McKee Investment Management Co.


      Item 1:        Item 2: Item 3: Item 4:  Item 5:  Item 6:  Item 7:   Item 8:
                     Title of        Mkt Val  Shares/  SH/ Invt  Other  Voting Auth (Shs)
Name of Issuer       Class   CUSIP   (x$1000) Prin Amt PR  Discr Mgrs   Sole Share None

PG&E Corporation      COM  69331C108   4866  150000 SH  SOLE              0   0 150000
PP&L Resources        COM  693499105    612   19903 SH  SOLE              0   0  19903
PECO Energy           COM  693304107   4188  100000 SH  SOLE              0   0 100000
Pinnacle West Capital COM  723484101     32     800 SH  SOLE              0   0    800
Public Service Enterp.COM  744573106   1837   45000 SH  SOLE              0   0  45000
Reliant Energy        COM  75952J108   1674   60600 SH  SOLE           6000   0  54600
SCANA                 COM  805898103    701   30000 SH  SOLE              0   0  30000
Sempra Energy         COM  816851109   1584   70000 SH  SOLE              0   0  70000
Southern Company      COM  842587107   2650  100000 SH  SOLE              0   0 100000
SIGCORP               COM  826912107    377   13332 SH  SOLE              0   0  13332
TECO Energy, Inc.     COM  872375100   6598  290000 SH  SOLE         220000   0  70000
TXU Inc.              COM  882848104   2486   60000 SH  SOLE              0   0  60000
Unisource Energy      COM  909205106     38    3200 SH  SOLE              0   0   3200
U.S. West             COM  912889102   2761   47000 SH  SOLE              0   0  47000
UtiliCorp United      COM  918005109   2188   90000 SH  SOLE              0   0  90000
Western Resources     COM  959425109    567   21279 SH  SOLE              0   0  21279
Wisconsin Energy Corp COM  976657106   2256   90000 SH  SOLE              0   0  90000




COLUMN TOTALS                         35415 1191114

AGGREGATE TOTAL                      128578 3902914

